Taxation - Income tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Taxation
Total current tax expense	€ (766)	€ (906)		€ (1,092)
Deferred tax expense	716	414		(469)
Total income tax expense	(50)	(492)	[1]	(1,561)	[1]
Tax (credited)/charged directly to other comprehensive income
Current tax	2	3
Deferred tax	(579)	305		638
Total tax (credited)/charged directly to other comprehensive income	(577)	308		638
Tax charged directly to equity
Deferred tax	4	7
Tax charged directly to equity	4	7
United Kingdom
Taxation
Current period	(70)	(4)		(22)
Adjustments in respect of prior periods	(1)	(4)		(17)
Total current tax expense	(71)	(8)		(39)
Deferred tax expense	36	71		791
Overseas
Taxation
Current period	(670)	(924)		(975)
Adjustments in respect of prior periods	(25)	26		(78)
Total current tax expense	(695)	(898)		(1,053)
Deferred tax expense	€ 680	€ 343		€ (1,260)

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.